SHORT - TERM DEBT AND LONG-TERM DEBT - Short-term debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2020	Sep. 30, 2020	Apr. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
SHORT-TERM DEBT [Line Items]
Short-term Debt		$ 11,400			$ 14,447
East West Bank [Member]
SHORT-TERM DEBT [Line Items]
Face amount of debt			$ 18,000	$ 1,585
Short-term Debt		$ 11,400			$ 11,000
London Interbank Offered Rate (LIBOR) [Member] | East West Bank [Member]
SHORT-TERM DEBT [Line Items]
Face amount of debt						$ 7,000
Spread on variable rate basis (as a percent)	1.70%
Short-term Debt			$ 11,000